DEBENTURE UNIT DEPOSITS (Details narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Deposits From Customers Abstract
Deposits related to subscriptions	$ 594,889	$ 0	$ 0